ASSET ACQUISITION OF STAR BUDS INTERNATIONAL INC. (Details)	Jun. 30, 2020 CAD ($)
Consideration paid
33,500,000 common shares at $0.17 per share	$ 5,695,000
Initial promissory note	381,093
Additional promissory notes	302,678
Total	6,378,771
Other	55,000
Liabilities assumed	6,433,771
Amount allocated to:
Leasehold improvements	1,060,224
Rental deposits	129,580
Intangible asset - Star Buds trade name	5,243,967
Balance	$ 6,433,771